Accrued Expenses and Other Current Liabilities (Tables)	6 Months Ended
Jun. 30, 2025
Accrued Liabilities and Other Liabilities [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following:

	As of June 30, 2025	As of December 31, 2024
	In thousands of USD
Salary payable	$1,860	$1,477
Investment of potential company	250	-
Others	12	150
Total	$2,122	$1,627